14. Commitments and Contingent Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Prepaid rent	$ 90,838		$ 83,473
Prepaid rent, noncurrent	61,377		54,012
Landlord's leasehold obligation	56,538		52,151
Landlord's leasehold obligation, noncurrent portion	38,791		$ 34,146
Rent expense	134,875	$ 172,821
Letter of credit	$ 66,000
Contingent bonuses payable range	$380,000 to $680,000